Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redbanc S. A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest	[1]	33.43%
Carrying value	[1]	$ 3,321
Profit and loss	[1]	$ 472
Transbank S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest	[1]	25.00%
Carrying value	[1]	$ 21,288
Profit and loss	[1]	$ (3,046)
Centro de Compensación Automatizado S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		33.33%	33.33%	33.33%
Carrying value		$ 3,664	$ 2,788	$ 2,184
Profit and loss		$ 876	$ 603	$ 293
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		29.29%	29.29%	29.29%
Carrying value		$ 1,769	$ 1,633	$ 1,485
Profit and loss		$ 344	$ 302	$ 252
Cámara Compensación de Alto Valor S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		15.00%	15.00%	15.00%
Carrying value		$ 1,008	$ 971	$ 958
Profit and loss		$ 58	$ 28	$ 29
Administrador Financiero del Transantiago S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		20.00%	20.00%	20.00%
Carrying value		$ 3,134	$ 3,476	$ 3,986
Profit and loss		$ 437	$ 337	$ 390
Servicios De Infraestructura De Mercado OTC S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		12.07%	12.07%	12.07%
Carrying value		$ 1,561	$ 1,528	$ 1,556
Profit and loss		33	(24)	60
Subtotal
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value		35,745	10,396	10,169
Profit and loss		(826)	1,246	1,024
Bladex [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value			136
Profit and loss				13
Stock Exchanges [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value		181	228
Profit and loss		163	142	109
Others [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value		8	10	8
Profit and loss
Associated Companies [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value		35,934	10,770	10,177
Profit and loss		$ (663)	$ 1,388	$ 1,146

[1]	In December 2021, the Bank reclassified its participation in Redbanc S.A. and Transbank S.A. as Investment in associates, after its prior decision to classify them as “Non-current assets held for sale and discontinued operations”, due to lack of buyers. See Note 1 v) and Note 39.